UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“INB-NQ inserts”

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 118.5%
AUSTRALIA 4.2%
BANK 1.2%
Australia and New Zealand Banking Group Ltd.(a),(b)	142,761	$2,649,814
INDUSTRIALS—HIGHWAYS & RAILTRACKS 1.1%
Transurban Group(b)	500,000	2,599,578
MATERIALS 1.3%
BHP Billiton Ltd.(a),(b)	88,787	2,939,776
REAL ESTATE—DIVERSIFIED 0.6%
GPT Group(b)	446,875	1,344,085
TOTAL AUSTRALIA		9,533,253
BRAZIL 2.9%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 1.2%
CCR SA	100,000	2,603,377
OFFICE 0.4%
BR Properties SA	111,570	1,013,491
RETAIL 0.6%
BR Malls Participacoes SA	122,099	1,247,452
UTILITIES—WATER 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(c)	35,100	1,626,885
TOTAL BRAZIL		6,491,205
CANADA 5.2%
BANK 1.3%
Toronto-Dominion Bank (USD)	42,000	2,979,900
FINANCIAL 1.1%
Power Corp.(a)	109,500	2,400,244
INDUSTRIAL 0.3%
Finning International	42,000	767,535
MATERIALS—CHEMICALS 0.6%
Potash Corp. of Saskatchewan	30,500	1,324,315

	Number of Shares	Value
RESTAURANT 0.5%
Tim Hortons	25,000	$1,162,086
TELECOMMUNICATION SERVICES 0.9%
Rogers Communications	59,000	2,019,592
TRANSPORT—RAIL 0.5%
Canadian National Railway Co.	17,000	1,136,091
TOTAL CANADA		11,789,763
FRANCE 4.5%
CONSUMER DISCRETIONARY—CABLE & SATELLITE 0.9%
Eutelsat Communications(a),(b)	50,000	2,008,602
CONSUMER STAPLES 0.9%
Danone SA(a),(b)	32,000	1,967,144
ENERGY—OIL & GAS 0.9%
Total SA(a),(b)	46,181	2,037,478
MATERIALS 0.3%
Lafarge SA(a),(b)	24,400	838,604
UTILITIES—MULTI UTILITIES 1.5%
GDF Suez(a),(b)	112,413	3,339,978
TOTAL FRANCE		10,191,806
GERMANY 4.7%
AUTOMOTIVE 0.8%
Bayerische Motoren Werke AG(a),(b)	26,300	1,737,410
INDUSTRIAL 1.2%
Siemens AG(a),(b)	31,000	2,789,081
INSURANCE 1.2%
Allianz SE(a),(b)	28,100	2,633,790
RESIDENTIAL 0.5%
Deutsche Wohnen AG(a),(b)	91,310	1,213,214
SOFTWARE 1.0%
SAP AG(a),(b)	42,000	2,137,053
TOTAL GERMANY		10,510,548

	Number of Shares	Value
HONG KONG 5.7%
ENERGY—OIL & GAS 0.4%
CNOOC Ltd.(a),(b)	509,000	$815,900
FINANCE—INVESTMENT BANKERS/BROKERS 0.3%
Hong Kong Exchanges and Clearing Ltd.(a),(b)	52,500	762,884
INDUSTRIALS 0.8%
Hutchison Whampoa Ltd.(a),(b)	225,000	1,665,100
REAL ESTATE 1.8%
DIVERSIFIED 0.7%
Sun Hung Kai Properties Ltd.(b)	134,000	1,537,249
Wharf Holdings Ltd.(a),(b)	200	989
		1,538,238
OFFICE 0.6%
Hongkong Land Holdings Ltd. (USD)(b)	310,000	1,373,480
RESIDENTIAL 0.5%
China Overseas Land & Investment Ltd.(b)	840,000	1,197,633
TOTAL REAL ESTATE		4,109,351
RETAIL 0.2%
Esprit Holdings Ltd.(b)	421,637	513,315
TELECOMMUNICATION SERVICES 0.5%
China Mobile Ltd.(a),(b)	116,500	1,139,561
UTILITIES—ELECTRIC UTILITIES 1.7%
CLP Holdings Ltd.(a),(b)	419,000	3,766,832
TOTAL HONG KONG		12,772,943
IRELAND 0.9%
HEALTH CARE
Covidien PLC (USD)	44,300	1,953,630
ISRAEL 0.4%
PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd., ADR(c)	25,784	959,680

	Number of Shares	Value
ITALY 2.3%
ENERGY—OIL & GAS 0.9%
Eni S.p.A.(a),(b)	116,800	$2,054,830
UTILITIES—GAS UTILITIES 1.4%
Snam Rete Gas S.p.A.(a),(b)	700,482	3,233,853
TOTAL ITALY		5,288,683
JAPAN 8.8%
APPAREL 0.5%
Fast Retailing Co., Ltd.(b)	6,000	1,074,582
AUTOMOTIVE 0.9%
Toyota Motor Corp.(b)	59,000	2,022,471
BANK 0.2%
Sumitomo Mitsui Trust Holdings(b)	153,000	506,414
HEALTH CARE 1.2%
Astellas Pharma(b)	43,800	1,653,315
Eisai Co., Ltd.(a),(b)	25,200	1,016,782
		2,670,097
INDUSTRIAL 2.4%
Fanuc Ltd.(a),(b)	16,600	2,286,581
Secom Co., Ltd.(a),(b)	63,800	3,077,240
		5,363,821
INSURANCE 0.2%
NKSJ Holdings(a),(b)	21,250	471,736
MATERIALS 0.1%
Sumitomo Metal Mining Co., Ltd.(b)	29,000	383,967
TECHNOLOGY 2.7%
Canon(a),(b)	35,400	1,607,374
Kyocera Corp.(b)	16,800	1,404,743
Sony Corp.(b)	100,000	1,914,197
TDK Corp.(b)	31,800	1,109,295
		6,035,609

	Number of Shares	Value
TELECOMMUNICATION SERVICES 0.6%
KDDI Corp.(b)	200	$1,376,872
TOTAL JAPAN		19,905,569
MEXICO 0.7%
RETAIL 0.4%
Wal-Mart de Mexico SA de CV	410,600	941,495
TELECOMMUNICATION SERVICES 0.3%
America Movil SAB de CV	473,400	522,608
TOTAL MEXICO		1,464,103
NETHERLANDS 1.3%
INDUSTRIALS—MARINE PORTS & SERVICES
Koninklijke Vopak NV(b)	60,000	2,867,669
PHILIPPINES 0.6%
RETAIL
SM Prime Holdings(b)	4,762,200	1,323,030
SINGAPORE 1.0%
INDUSTRIALS—MARINE PORTS & SERVICES 0.0%
Hutchison Port Holdings Trust (USD)(b)	17,100	11,414
RETAIL 0.5%
CapitaMall Trust(b)	839,000	1,163,505
SEMICONDUCTORS 0.5%
Avago Technologies Ltd. (USD) (c)	36,000	1,179,720
TOTAL SINGAPORE		2,354,639
SPAIN 0.5%
TELECOMMUNICATION SERVICES
Telefonica SA(a),(b)	53,000	1,015,734
SWITZERLAND 5.9%
FOOD 2.3%
Nestle SA(a),(b)	93,320	5,137,516
HEALTH CARE 2.7%
Novartis AG(a),(b)	109,300	6,105,681

	Number of Shares	Value
MATERIALS—CHEMICALS 0.9%
Syngenta AG(a),(b),(d)	7,500	$1,949,009
TOTAL SWITZERLAND		13,192,206
UNITED KINGDOM 10.3%
BANK 1.2%
Barclays PLC(a),(b)	570,000	1,397,844
HSBC Holdings PLC(a),(b)	182,166	1,395,263
		2,793,107
CONSUMER DISCRETIONARY 1.3%
Reckitt Benckiser Group PLC(a),(b)	58,800	2,979,280
CONSUMER—NON-CYCLICAL—AGRICULTURE 0.5%
British American Tobacco PLC(a),(b)	24,300	1,026,075
DIVERSIFIED 0.4%
Hammerson PLC(b)	167,717	981,895
ENERGY 1.6%
INTEGRATED OIL & GAS 1.2%
Royal Dutch Shell PLC(a),(b)	84,424	2,608,448
OIL & GAS EQUIPMENT & SERVICES 0.4%
Ensco PLC, ADR(c)	24,000	970,320
TOTAL ENERGY		3,578,768
HEALTH CARE 2.2%
GlaxoSmithKline PLC(a),(b)	239,200	4,935,913
TELECOMMUNICATION SERVICES 1.4%
Vodafone Group PLC(a),(b)	1,210,000	3,118,508
UTILITIES—MULTI UTILITIES 1.7%
National Grid PLC(a),(b)	375,000	3,717,003
TOTAL UNITED KINGDOM		23,130,549
UNITED STATES 58.6%
AUTOMOTIVE 0.3%
Ford Motor Co.(a),(d)	81,000	783,270

	Number of Shares	Value
CONSUMER—CYCLICAL 6.0%
MEDIA 1.6%
The Walt Disney Co.(a),(c)	66,000	$1,990,560
Time Warner Cable(c)	25,000	1,566,750
		3,557,310
RESTAURANT 2.2%
McDonald’s Corp.(a),(c)	55,539	4,877,435
RETAIL 1.6%
Nordstrom(a),(c)	40,340	1,842,731
Ross Stores(a)	22,900	1,802,001
		3,644,732
SPECIALTY RETAIL 0.6%
PetSmart (c)	13,400	571,510
Tiffany & Co.	15,000	912,300
		1,483,810
TOTAL CONSUMER—CYCLICAL		13,563,287
CONSUMER—NON-CYCLICAL 4.3%
AGRICULTURE 1.1%
Philip Morris International(a),(c)	40,233	2,509,734
BASIC MATERIALS 0.4%
Archer-Daniels-Midland Co.(a),(c)	38,379	952,183
BEVERAGE 0.7%
PepsiCo(a),(c)	25,710	1,591,449
COSMETICS/PERSONAL CARE 1.6%
Procter & Gamble Co.(a),(c)	55,076	3,479,702
RETAIL 0.5%
CVS Caremark Corp.(a),(c)	32,000	1,074,560
TOTAL CONSUMER— NON-CYCLICAL		9,607,628

	Number of Shares	Value
ENERGY 9.1%
OIL & GAS 6.7%
Apache Corp.(a)	20,200	$1,620,848
Chevron Corp.(a),(c)	45,130	4,175,427
Devon Energy Corp.(a),(c)	32,273	1,789,215
Exxon Mobil Corp.	64,847	4,709,838
Marathon Petroleum Corp.(a),(c)	42,000	1,136,520
Occidental Petroleum Corp.(a)	23,800	1,701,700
		15,133,548
OIL & GAS SERVICES 0.7%
Schlumberger Ltd.(a),(c)	26,798	1,600,645
OIL & GAS STORAGE & TRANSPORTATION 1.7%
MarkWest Energy Partners LP(c)	82,393	3,785,958
TOTAL ENERGY		20,520,151
FINANCIAL 6.8%
BANK 2.3%
Bank of America Corp.(a)	90,900	556,308
Comerica	35,000	803,950
US Bancorp(a),(c)	108,072	2,544,015
Wells Fargo & Co.(a),(c)	52,987	1,278,047
		5,182,320
CREDIT CARD 1.0%
American Express Co.(a),(c)	48,000	2,155,200
DIVERSIFIED FINANCIAL SERVICE 2.4%
Citigroup(a),(c)	51,311	1,314,588
Goldman Sachs Group(a),(c)	9,200	869,860
JPMorgan Chase & Co.(a),(c)	106,794	3,216,635
		5,401,083
INSURANCE 1.1%
Prudential Financial(a),(c)	54,000	2,530,440
TOTAL FINANCIAL		15,269,043

	Number of Shares	Value
HEALTH CARE 3.9%
BIOTECHNOLOGY 0.5%
Amgen(c)	22,000	$1,208,900
HEALTHCARE PRODUCTS 1.0%
Johnson & Johnson(a),(c)	35,136	2,238,515
PHARMACEUTICAL 2.4%
Abbott Laboratories(a),(c)	55,363	2,831,264
Pfizer(a),(c)	146,384	2,588,069
		5,419,333
TOTAL HEALTH CARE		8,866,748
INDUSTRIAL 6.3%
AEROSPACE & DEFENSE 2.1%
General Dynamics Corp.(a)	33,019	1,878,451
Lockheed Martin Corp.(a)	11,000	799,040
United Technologies Corp.(a)	30,973	2,179,260
		4,856,751
DIVERSIFIED MANUFACTURING 2.6%
Caterpillar(a)	17,300	1,277,432
Eaton Corp.(a),(c)	39,000	1,384,500
General Electric Co.(a),(c)	204,830	3,121,609
		5,783,541
TRANSPORTATION 1.6%
Norfolk Southern Corp.(a),(c)	23,000	1,403,460
United Parcel Service(a)	35,260	2,226,669
		3,630,129
TOTAL INDUSTRIAL		14,270,421
MATERIALS 1.7%
CHEMICALS 0.4%
Dow Chemical Co.(a),(c)	35,000	786,100

	Number of Shares	Value
METALS & MINING 1.3%
Freeport-McMoRan Copper & Gold(a),(c)	25,000	$761,250
Newmont Mining Corp.(a),(c)	35,100	2,207,790
		2,969,040
TOTAL MATERIALS		3,755,140
REAL ESTATE 4.1%
DIVERSIFIED 0.0%
Forest City Enterprises(a),(c),(d)	960	10,234
OFFICE 1.8%
Boston Properties (c)	45,143	4,022,241
RESIDENTIAL—APARTMENT 1.9%
Avalon Bay Communities(c)	36,471	4,159,517
SHOPPING CENTER—REGIONAL MALL 0.4%
Simon Property Group(c)	8,970	986,521
TOTAL REAL ESTATE		9,178,513
TECHNOLOGY 9.6%
COMPUTERS 3.5%
Apple(a),(c),(d)	14,500	5,527,110
International Business Machines Corp.(a),(c)	13,433	2,351,178
		7,878,288
INTERNET SERVICE PROVIDER 1.0%
Google(a),(c),(d)	4,400	2,263,272
SERVICES 1.1%
Visa, Class A(a)	29,500	2,528,740
SOFTWARE 2.5%
Microsoft Corp.(a)	44,015	1,095,533
Oracle Corp.(a)	81,000	2,327,940
Symantec Corp.(a),(d)	125,300	2,042,390
		5,465,863

	Number of Shares	Value
TELECOMMUNICATION EQUIPMENT 1.5%
Corning(a),(c)	104,400	$1,290,384
QUALCOMM(a),(c)	44,000	2,139,720
		3,430,104
TOTAL TECHNOLOGY		21,566,267
TELECOMMUNICATION SERVICES 1.0%
AT&T(a)	76,977	2,195,384
UTILITIES 5.5%
ELECTRIC UTILITIES 3.2%
PPL Corp.(c)	110,000	3,139,400
Southern Co.(a),(c)	96,885	4,105,018
		7,244,418
MULTI UTILITIES 2.3%
PG&E Corp.(a)	75,000	3,173,250
Sempra Energy(a),(c)	37,500	1,931,250
		5,104,500
TOTAL UTILITIES		12,348,918
TOTAL UNITED STATES		131,924,770
TOTAL COMMON STOCK (Identified cost—$291,735,628)		266,669,780
CLOSED-END FUNDS—UNITED STATES 7.5%
ENERGY/ RESOURCES 0.7%
ASA Gold and Precious Metals Ltd.	58,800	1,587,012
EQUITY TAX-ADVANTAGED 1.3%
Eaton Vance Tax-Advantaged Dividend Income Fund(a),(c)	217,600	2,974,592
GLOBAL EQUITY DIVIDEND 0.9%
Alpine Total Dynamic Dividend Fund(a)	454,400	2,049,344
GLOBAL HYBRID (GROWTH & INCOME) 0.2%
Clough Global Opportunities Fund(c)	40,485	427,117

	Number of Shares	Value
GLOBAL INCOME 0.9%
First Trust Aberdeen Global Opportunity Income Fund(a)	70,400	$1,134,848
Western Asset Global High Income Fund(a)	83,300	967,946
		2,102,794
HIGH YIELD 0.5%
New America High Income Fund(a),(c)	128,700	1,163,448
MULTI-SECTOR 1.2%
PIMCO Income Opportunity Fund(c)	112,500	2,768,625
REAL ESTATE 0.9%
Alpine Global Premier Properties Fund(a)	363,858	1,943,001
U.S. GENERAL EQUITY 0.9%
Gabelli Equity Trust(a)	416,400	1,977,900
TOTAL CLOSED-END FUNDS (Identified cost—$19,874,159)		16,993,833
PREFERRED SECURITIES—$25 PAR VALUE 2.5%
BERMUDA 0.8%
INSURANCE—REINSURANCE
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	20,000	1,891,876
NETHERLANDS 0.5%
INSURANCE—MULTI-LINE
ING Groep N.V., 7.375%	63,000	1,204,560
UNITED KINGDOM 0.9%
BANK
Barclays Bank PLC, 7.75%, Series IV	35,000	772,100
National Westminster Bank PLC, 7.76%, Series C	63,373	1,133,743
		1,905,843
UNITED STATES 0.3%
FINANCE—MORTGAGE LOAN/BROKER
Countrywide Capital V, 7.00%, due 11/1/36	35,000	672,000
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,355,101)		5,674,279

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 3.6%
BERMUDA 0.4%
INSURANCE—REINSURANCE
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(e)	1,000,000	$867,500
CAYMAN ISLANDS 0.9%
INTEGRATED TELECOMMUNICATIONS SERVICES
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(e)	1,750	2,026,172
UNITED KINGDOM 0.3%
BANK
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(e)	1,000,000	675,000
UNITED STATES 2.0%
BANK 0.4%
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)	1,000,000	961,134
INSURANCE 1.6%
MULTI-LINE 0.8%
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(e)	1,500,000	1,695,000
PROPERTY CASUALTY 0.8%
ACE Capital Trust II, 9.70%, due 4/1/30	1,500,000	1,918,446
TOTAL INSURANCE		3,613,446
TOTAL UNITED STATES		4,574,580
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$8,157,020)		8,143,252

Principal Amount
CORPORATE BONDS 0.7%
UNITED STATES
INSURANCE—PROPERTY CASUALTY
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(e)
TOTAL CORPORATE BONDS (Identified cost—$1,342,508)	1,500,000	1,421,862

		Number of Shares	Value
SHORT-TERM INVESTMENTS 2.3%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(f)		2,550,041	$2,550,041
Federated Government Obligations Fund, 0.01%(f)		2,622,137	2,622,137
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,172,178)			5,172,178

TOTAL INVESTMENTS (Identified cost—$332,636,594)	135.1%		304,075,184

WRITTEN CALL OPTIONS	(0.8)		(1,826,096)

LIABILITIES IN EXCESS OF OTHER ASSETS	(34.3)		(77,230,607)

NET ASSETS (Equivalent to $9.75 per share based on 23,073,973 shares of common stock outstanding)	100.0%		$225,018,481

	Number of Contracts
WRITTEN CALL OPTIONS (0.8)%
EUROPE (0.4)%
DJ EuroStoxx 50 Index, EUR Strike Price 2,200, 10/21/11	500	$(515,804)
DJ EuroStoxx 50 Index, EUR Strike Price 2,250, 10/21/11	100	(72,346)
DJ EuroStoxx 50 Index, EUR Strike Price 2,300, 10/21/11	400	(191,316)
DJ EuroStoxx 50 Index, EUR Strike Price 2,325, 10/21/11	320	(124,329)
		(903,795)

	Number of Contracts	Value
UNITED STATES (0.4)%
S&P 500 Index, USD Strike Price 1,200, 10/22/11	230	$(280,600)
S&P 500 Index, USD Strike Price 1,210, 10/22/11	230	(230,000)
S&P 500 Index, USD Strike Price 1,215, 10/22/11	307	(264,941)
S&P 500 Index, USD Strike Price 1,230, 10/22/11	154	(83,160)
S&P 500 Index, USD Strike Price 1,250, 10/22/11	212	(63,600)
		(922,301)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$3,402,349)		$(1,826,096)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
FRN	Floating Rate Note
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)          All or a portion of the security is held in connection with the revolving credit agreement; $151,249,741 has been pledged as collateral.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 48.9% of the net assets of the Fund, all of which have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

(c)          A portion or all of the security is held in connection with written option contracts: $49,963,443 has been pledged to brokers.

(d)         Non-income producing security.

(e)          Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.0% of net assets of the Fund, of which 0.0% are illiquid.

(f)            Rate quoted represents the seven day yield of the fund.

Sector Breakdown (Based on Managed Assets)

Sector	Value	Percentage

Miscellaneous	121,973,191	40.3%
Utilities	28,033,469	9.3%
Technology	27,601,876	9.1%
Industrial	24,855,958	8.2%
Health Care	24,532,069	8.1%
Energy	24,098,919	8.0%
Financial	17,669,287	5.8%
Real Estate	16,574,950	5.4%
Consumer-Cyclical	13,563,287	4.4%
Other	4,115,475	1.4%
Total	303,018,481	100.0%

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by Cohen & Steers Capital Management, Inc. (the investment manager) pursuant to delegation by the Board of Directors, to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. 48.9% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors. The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock - Brazil	$6,491,205	$6,491,205	$—	$—
Common Stock - Canada	11,789,763	11,789,763	—	—
Common Stock - Ireland	1,953,630	1,953,630	—	—
Common Stock - Israel	959,680	959,680	—	—
Common Stock - Mexico	1,464,103	1,464,103	—	—
Common Stock - Singapore	2,354,639	1,179,720	1,174,919	—
Common Stock - United Kindgom	23,130,549	970,320	22,160,229	—
Common Stock - United States	131,924,770	131,924,770	—	—
Common Stock - Other Countries	86,601,441	—	86,601,441	—
Closed-End Funds	16,993,833	16,993,833	—	—
Preferred Securities - $25 Par Value - Bermuda	1,891,876	—	1,891,876	—
Preferred Securities - $25 Par Value - Other Countries	3,782,403	3,782,403	—	—
Preferred Securities - Capital Securities	8,143,252	—	8,143,252	—
Corporate Bonds	1,421,862	—	1,421,862	—
Money Market Funds	5,172,178	—	5,172,178	—
Total Investments	$304,075,184	$177,509,427	$126,565,757	$—
Other Financial Instruments*	$(1,826,096)	$(1,826,096)	$—	$—

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are written option contracts.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2011:

Equity contracts	$(1,826,096)

Options:  The Fund may write put or call options on an index and put the covered call options on a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the call premium is added to the proceeds of the security sold to determine its gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Transactions in options written during the nine months ended September 30, 2011, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2010	2,423	$2,611,338
Options written	21,350	23,910,646
Options expired	(4,600)	(2,128,731)
Options terminated in closing transactions	(16,720)	(20,990,904)
Options outstanding at September 30, 2011	2,453	$3,402,349

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 3. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized depreciation on securities were as follows:

Cost for federal income tax purposes	$332,636,594
Gross unrealized appreciation	$17,300,903
Gross unrealized depreciation	(45,862,313)
Net unrealized depreciation	$(28,561,410)

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 29, 2011